Nominal values and average hedge ratio for derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	10,091,632	10,147,731
Average hedge ratio	100.00%	100.00%
Interest rate risk | Not later than 1 year
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	750,469	190,000
Average hedge ratio	100.00%	100.00%
Interest rate risk | 1~2 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	704,985	737,632
Average hedge ratio	100.00%	100.00%
Interest rate risk | 2~3 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	717,948	723,177
Average hedge ratio	100.00%	100.00%
Interest rate risk | 3~4 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	1,228,424	707,254
Average hedge ratio	100.00%	100.00%
Interest rate risk | 4~5 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	575,481	1,305,584
Average hedge ratio	100.00%	100.00%
Interest rate risk | More than 5 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	6,114,325	6,484,084
Average hedge ratio	100.00%	100.00%
Exchange risk
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	7,584,467	6,858,779
Average hedge ratio	100.00%	100.00%
Exchange risk | Not later than 1 year
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	3,651,118	2,731,517
Average hedge ratio	100.00%	100.00%
Exchange risk | 1~2 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	1,075,886	1,958,746
Average hedge ratio	100.00%	100.00%
Exchange risk | 2~3 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	1,269,520	827,158
Average hedge ratio	100.00%	100.00%
Exchange risk | 3~4 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	968,770	1,038,935
Average hedge ratio	100.00%	100.00%
Exchange risk | 4~5 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	84,275	302,423
Average hedge ratio	100.00%	100.00%
Exchange risk | More than 5 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	534,898	0
Average hedge ratio	100.00%	0.00%